SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2019	2018
200,000,000 common shares of $0.01 par value each (2018: 200,000,000 common shares of $0.01 par value each)	2,000	2,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2019	2018
119,391,310 common shares of $0.01 par value each (2018: 119,373,064 common shares of $0.01 par value each)	1,194	1,194

The Company's common shares are listed on the New York Stock Exchange.

During the year ended December 31, 2019, the Company issued a total of 18,246 new shares of $0.01 each following the exercise of 65,000 share options (2018: no new shares and 2017: 7,500 new shares issued to satisfy 7,500 options exercised). The weighted average exercise price of the options exercised in 2019 was $9.92 per share. In November 2016, the Board of Directors renewed the Company's Share Option Scheme (the "Option Scheme"), originally approved in November 2006. The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital (see also Note 23: Share option plan).

At the Annual General Meeting of the Company held in September 2018, a resolution was passed to approve an increase of the Company’s authorized share capital from $1,500,000 divided into 150,000,000 common shares of $0.01 par value each to $2,000,000 divided into 200,000,000 common shares of $0.01 par value each by the authorization of an additional 50,000,000 common shares of $0.01 par value each.

In May 2018, the Company issued a total of 4,024,984 new shares as part of the consideration paid for the acquisition of four 2014 built container vessels, each with 13,800 TEU carrying capacity. The vessels are employed under long-term time-charters to an unrelated third party (see Note 14: Vessels under Finance Lease, net).

In April 2018, the Company issued a total of 3,765,842 new shares of par value $0.01 each from up to 7,000,000 issuable under a share lending arrangement in relation with the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The shares issued have been loaned to affiliates of the underwriters of the bond issue in order to assist investors in the bonds to hedge their position. The bonds are convertible into common shares and mature on May 1, 2023. As required by ASC 470-20 "Debt with Conversion and Other Options", the Company calculated the equity component of the convertible bond, which was valued at $7.9 million at issue date and recorded as "Additional paid-in capital" (see Note 20: Short-term and long-term debt). During the year ended December 31, 2019, the Company purchased bonds with principal amounts totaling $3.4 million (2018: $12.3 million). The equity component of these extinguished bonds was valued at $0.2 million (2018: $0.6 million) and has been deducted from "Additional paid-in capital".

In February 2018, the Company redeemed the full outstanding amount under the 3.25% senior unsecured convertible bonds due 2018. The remaining outstanding principal amount of $63.2 million was paid in cash, and the premium settled in common shares with the issue of 651,365 new shares (see Note 20: Short-term and long-term debt).

In October 2017, the Company issued a total of 9,418,798 new shares following separate privately negotiated transactions with certain holders of the 3.25% senior unsecured convertible bonds due 2018 for the conversion of a principal amount of $121.0 million from the outstanding balance of the convertible bonds.

In November 2016, in relation with the Company's issue in October 2016 of senior unsecured convertible bonds totaling $225 million, the Company issued 8,000,000 new shares of par value $0.01 each. The shares were issued at par value and have been loaned to an affiliate of one of the underwriters of the bond issue, in order to assist investors in the bonds to hedge their position. The bonds are convertible into common shares and mature on October 15, 2021. The initial conversion rate at the time of issuance was 56.2596 common shares per $1,000 bond, equivalent to a conversion price of approximately $17.7747 per share to the share price at the time. Since then, dividend distributions have increased the conversion rate to 65.4510, equivalent to a conversion price of approximately $15.28 per share. As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, which was valued at $4.0 million and recorded as "Additional paid-in capital" (see Note 20: Short-term and long-term debt). In the year ended December 31, 2019, the Company purchased bonds with principal amounts totaling $0.0 million (2018: $12.8 million). The equity component of these extinguished bonds was valued at $0.0 million (2018: $0.5 million) and has been deducted from "Additional paid-in capital".

During the year ended December 31, 2019, $31.9 million of the dividend declared was paid from contributed surplus (2018:$0.0 million).